INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Inventory [LineItems]
Raw materials	$ 1,861	$ 1,661
Finished goods	3,636	5,068
Inventories, net	$ 5,497	$ 6,729